PROPERTY, PLANT AND EQUIPMENT (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 101,496,521
Depreciation	(6,161,233)	$ (5,031,234)	$ (4,655,763)
Impairment charge	(3,114,056)	0	0
End of the year	98,873,425	101,496,521
Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	43,696,891
Impairment charge	(2,366,584)
End of the year	42,560,383	43,696,891
Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	11,575,557
Impairment charge	(710,834)
End of the year	12,494,132	11,575,557
Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	23,892
Impairment charge	(11,139)
End of the year	21,530	23,892
Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	602,622
Impairment charge	(31,711)
End of the year	575,538	602,622
Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	80,128
Impairment charge	(3,788)
End of the year	68,820	80,128
Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	55,979,090
Impairment charge	(3,114,056)
End of the year	55,720,403	55,979,090
Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	13,761,751
Impairment charge	0
End of the year	14,094,496	13,761,751
Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,710,206
Impairment charge	0
End of the year	1,451,710	1,710,206
Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	10,569,704
Impairment charge	0
End of the year	11,146,317	10,569,704
Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	797,820
Impairment charge	0
End of the year	796,266	797,820
Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	211,865
Impairment charge	0
End of the year	180,733	211,865
Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	27,051,346
Impairment charge	0
End of the year	27,669,522	27,051,346
Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	482,127
Impairment charge	0
End of the year	482,127	482,127
Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,350,333
Impairment charge	0
End of the year	2,519,245	2,350,333
Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	200,792
Impairment charge	0
End of the year	190,451	200,792
Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	618,450
Impairment charge	0
End of the year	574,311	618,450
UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
Impairment charge	0
End of the year	0	0
Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,634,962
Impairment charge	0
End of the year	1,784,747	1,634,962
Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	235,116
Impairment charge	0
End of the year	177,760	235,116
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	8,160
Impairment charge	0
End of the year	7,673	8,160
Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,277,974
Impairment charge	0
End of the year	4,741,397	4,277,974
Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	635,648
Impairment charge	0
End of the year	687,815	635,648
Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	8,022,523
Impairment charge	0
End of the year	4,317,974	8,022,523
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	195,076,934	169,767,888
Additions	6,687,083	25,646,624
Retirements	(55,834)	(337,578)
Transfers	0	0
End of the year	201,708,183	195,076,934	169,767,888
Cost [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	86,231,036	83,617,294
Additions	0	0
Retirements	(35,101)	(18,148)
Transfers	3,444,963	2,631,890
End of the year	89,640,898	86,231,036	83,617,294
Cost [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	35,019,137	31,950,533
Additions	7,198	544,422
Retirements	0	(244,896)
Transfers	3,234,851	2,769,078
End of the year	38,261,186	35,019,137	31,950,533
Cost [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	36,061	36,061
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	36,061	36,061	36,061
Cost [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,952,477	2,847,785
Additions	0	0
Retirements	(973)	0
Transfers	86,690	104,692
End of the year	3,038,194	2,952,477	2,847,785
Cost [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	573,367	563,238
Additions	0	0
Retirements	0	0
Transfers	5,324	10,129
End of the year	578,691	573,367	563,238
Cost [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	124,812,078	119,014,911
Additions	7,198	544,422
Retirements	(36,074)	(263,044)
Transfers	6,771,828	5,515,789
End of the year	131,555,030	124,812,078	119,014,911
Cost [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	13,933,750	169,943
Additions	239	0
Retirements	0	0
Transfers	821,049	13,763,807
End of the year	14,755,038	13,933,750	169,943
Cost [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,799,504	2,601,276
Additions	0	0
Retirements	0	0
Transfers	44,333	198,228
End of the year	2,843,837	2,799,504	2,601,276
Cost [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	24,577,179	18,142,640
Additions	0	0
Retirements	(673)	0
Transfers	1,200,338	6,434,539
End of the year	25,776,844	24,577,179	18,142,640
Cost [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	857,407	218,552
Additions	1,164	15,362
Retirements	(1,090)	0
Transfers	32,396	623,493
End of the year	889,877	857,407	218,552
Cost [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	345,819	345,819
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	345,819	345,819	345,819
Cost [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	42,513,659	21,478,230
Additions	1,403	15,362
Retirements	(1,763)	0
Transfers	2,098,116	21,020,067
End of the year	44,611,415	42,513,659	21,478,230
Cost [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	482,127	224,817
Additions	0	257,310
Retirements	0	0
Transfers	0	0
End of the year	482,127	482,127	224,817
Cost [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,828,987	4,247,069
Additions	0	0
Retirements	0	(1,291)
Transfers	271,163	583,209
End of the year	5,100,150	4,828,987	4,247,069
Cost [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	359,134	359,002
Additions	0	0
Retirements	0	0
Transfers	0	132
End of the year	359,134	359,134	359,002
Cost [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,503,969	1,271,121
Additions	68,494	234,960
Retirements	0	(10,562)
Transfers	21,857	8,450
End of the year	1,594,320	1,503,969	1,271,121
Cost [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,238	1,238
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	1,238	1,238	1,238
Cost [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	6,594,148	5,687,422
Additions	0	4,683
Retirements	0	0
Transfers	609,407	902,043
End of the year	7,203,555	6,594,148	5,687,422
Cost [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	696,677	619,944
Additions	9,082	110,083
Retirements	(1,692)	(33,350)
Transfers	0	0
End of the year	704,067	696,677	619,944
Cost [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	311,135	311,135
Additions	200	0
Retirements	0	0
Transfers	989	0
End of the year	312,324	311,135	311,135
Cost [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,277,974	3,217,600
Additions	2,521,622	3,075,586
Retirements	(16,305)	(29,331)
Transfers	(2,041,894)	(1,985,881)
End of the year	4,741,397	4,277,974	3,217,600
Cost [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	673,285	787,855
Additions	0	0
Retirements	0	0
Transfers	52,167	(114,570)
End of the year	725,452	673,285	787,855
Cost [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	8,022,523	12,547,544
Additions	4,079,084	21,404,218
Retirements	0	0
Transfers	(7,783,633)	(25,929,239)
End of the year	4,317,974	8,022,523	12,547,544
Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(93,580,413)	(88,749,449)
Retirements	(20,944)	(200,270)
Depreciation	(6,161,233)	(5,031,234)
End of the year	(99,720,702)	(93,580,413)	(88,749,449)
Depreciation [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(42,534,145)	(40,478,034)
Retirements	(19,248)	(10,547)
Depreciation	$ (2,199,034)	$ (2,066,658)
Depreciation rate %	2.20%	2.20%
End of the year	$ (44,713,931)	$ (42,534,145)	(40,478,034)
Depreciation [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(23,443,580)	(22,137,747)
Retirements	0	(147,638)
Depreciation	(1,612,640)	(1,453,471)
End of the year	$ (25,056,220)	$ (23,443,580)	(22,137,747)
Depreciation [Member] | Compressor Plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation [Member] | Compressor Plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (12,169)	$ (10,945)
Retirements	0	0
Depreciation	$ (1,223)	$ (1,224)
Depreciation rate %	3.30%	3.30%
End of the year	$ (13,392)	$ (12,169)	(10,945)
Depreciation [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(2,349,855)	(2,271,328)
Retirements	(852)	0
Depreciation	$ (81,942)	$ (78,527)
Depreciation rate %	4.00%	4.00%
End of the year	$ (2,430,945)	$ (2,349,855)	(2,271,328)
Depreciation [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(493,239)	(480,646)
Retirements	0	0
Depreciation	$ (12,844)	$ (12,593)
Depreciation rate %	6.70%	6.70%
End of the year	$ (506,083)	$ (493,239)	(480,646)
Depreciation [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(68,832,988)	(65,378,700)
Retirements	(20,100)	(158,185)
Depreciation	(3,907,683)	(3,612,473)
End of the year	(72,720,571)	(68,832,988)	(65,378,700)
Depreciation [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(171,999)	(86,262)
Retirements	0	0
Depreciation	$ (488,543)	$ (85,737)
Depreciation rate %	2.20%	2.20%
End of the year	$ (660,542)	$ (171,999)	(86,262)
Depreciation [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,089,298)	(793,286)
Retirements	0	0
Depreciation	(302,829)	(296,012)
End of the year	$ (1,392,127)	$ (1,089,298)	(793,286)
Depreciation [Member] | Non-regulated segment Compressor plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation [Member] | Non-regulated segment Compressor plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (14,007,475)	$ (13,582,007)
Retirements	(5)	0
Depreciation	$ (623,057)	$ (425,468)
Depreciation rate %	3.30%	3.30%
End of the year	$ (14,630,527)	$ (14,007,475)	(13,582,007)
Depreciation [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(59,587)	(43,819)
Retirements	0	0
Depreciation	$ (34,024)	$ (15,768)
Depreciation rate %	4.00%	4.00%
End of the year	$ (93,611)	$ (59,587)	(43,819)
Depreciation [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(133,954)	(102,821)
Retirements	0	0
Depreciation	$ (31,132)	$ (31,133)
Depreciation rate %	6.70%	6.70%
End of the year	$ (165,086)	$ (133,954)	(102,821)
Depreciation [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(15,462,313)	(14,608,195)
Retirements	(5)	0
Depreciation	(1,479,585)	(854,118)
End of the year	(16,941,893)	(15,462,313)	(14,608,195)
Depreciation [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0	0
Depreciation [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(2,478,654)	(2,398,379)
Retirements	0	(15)
Depreciation	$ (102,251)	$ (80,290)
Depreciation rate %	2.00%	2.00%
End of the year	$ (2,580,905)	$ (2,478,654)	(2,398,379)
Depreciation [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(158,342)	(143,466)
Retirements	0	0
Depreciation	$ (10,341)	$ (14,876)
Depreciation rate %	4.00%	4.00%
End of the year	$ (168,683)	$ (158,342)	(143,466)
Depreciation [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(885,519)	(787,159)
Retirements	0	(10,562)
Depreciation	(134,490)	(108,922)
End of the year	$ (1,020,009)	$ (885,519)	(787,159)
Depreciation [Member] | Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation [Member] | Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (1,238)	$ (934)
Retirements	0	0
Depreciation	0	(304)
End of the year	$ (1,238)	$ (1,238)	(934)
Depreciation [Member] | UT Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation [Member] | UT Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (4,959,186)	$ (4,657,053)
Retirements	0	0
Depreciation	(459,622)	(302,133)
End of the year	$ (5,418,808)	$ (4,959,186)	(4,657,053)
Depreciation [Member] | Computers and Telecommunication Systems [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation [Member] | Computers and Telecommunication Systems [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	20.00%	20.00%
Depreciation [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (461,561)	$ (436,636)
Retirements	(839)	(31,508)
Depreciation	$ (65,585)	$ (56,433)
Depreciation rate %	20.00%	20.00%
End of the year	$ (526,307)	$ (461,561)	(436,636)
Depreciation [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(302,975)	(301,290)
Retirements	0	0
Depreciation	$ (1,676)	$ (1,685)
Depreciation rate %	10.00%	10.00%
End of the year	$ (304,651)	$ (302,975)	(301,290)
Depreciation [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0	0
Depreciation [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(37,637)	(37,637)
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ (37,637)	$ (37,637)	(37,637)
Depreciation [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0	$ 0